As filed with the Securities and Exchange Commission on or about March 7, 2008

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
_____________

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT
Under the Investment Company Act of 1940

Amendment No. 61	☒

WILLIAM BLAIR FUNDS
(Exact Name of Registrant as Specified in Charter)

222 West Adams Street
Chicago, Illinois 60606
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (312) 364-8000

(Name and Address of Agent for Service) Michelle R. Seitz William Blair & Company, L.L.C. 222 West Adams Street Chicago, Illinois 60606	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on March 26, 2008 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933.  This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on December 14, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 6th day of March, 2008.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 6th day of March, 2008.

Signature	Title

/s/ Conrad Fischer*	Trustee (Chairman of the Board)
Conrad Fischer

/s/ Ann P. McDermott*	Trustee
Ann P. McDermott

/s/ Phillip O. Peterson*	Trustee
Phillip O. Peterson

/s/ Donald J. Reaves*	Trustee
Donald J. Reaves

/s/ Donald L. Seeley*	Trustee
Donald L. Seeley

/s/ Thomas J. Skelly*	Trustee
Thomas J. Skelly

/s/ Robert E. Wood II*	Trustee
Robert E. Wood II

/s/ Michelle R. Seitz	Trustee and President (Principal Executive Officer)
Michelle R. Seitz

/s/ Terence M. Sullivan	Treasurer (Principal Financial Officer, Principal Accounting Officer)
Terence M. Sullivan

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, Attorney-in-Fact

*Michelle R. Seitz signs this document pursuant to powers of attorney previously filed.